Related Party Balances and Transactions (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Purchase of property and equipment	¥ 11,107	¥ 2,960	¥ 0
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of property and equipment	11,107	0	0
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Purchase of property and equipment	¥ 0	¥ 2,960	¥ 0